Document and Entity Information	May 20, 2026
Details
Registrant CIK	0001837774
Document Type	8-K
Document Period End Date	May 20, 2026
Entity Registrant Name	Global Innovative Platforms Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56235
Entity Tax Identification Number	85-3816149
Entity Address, Address Line One	570 Lexington Green Lane
Entity Address, City or Town	Sanford
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32771
Entity Address, Address Description	Address of principal executive office
City Area Code	321
Local Phone Number	230-3739
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false